CONVERTIBLE NOTES	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
CONVERTIBLE NOTES
CONVERTIBLE NOTES

13. CONVERTIBLE NOTES

On November 24, 2015, the Group entered into an agreement with Splendid Days Limited for a private placement of secured convertible notes and warrants for gross proceeds of US$40,050,000. The transaction closed on December 11, 2015 and the Group has recognized an amount of US$8.1 million as BCF from the convertible notes. Pursuant to the terms of the agreement, the convertible notes shall mature in December 2018, subject to an extension for two years at the discretion of the investor. The convertible notes accrue interest at a rate of 12% per annum and are payable upon maturity of the notes. According to the Schedule 13D filed by Splendid Days Limited on March 5, 2018, Splendid Days Limited’s equity was transferred from Ark Pacific Special Opportunities Fund I, L.P., an entity affiliated with the Group's former president to Truth Beauty Limited. On April 9,2020, Splendid Days Limited's equity was transferred from Truth Beauty Limited to Arthur Lau. The notes are secured by the equity interest of the Group’s former subsidiaries (The9 Computer and C9I Shanghai), and the Group’s former office buildings. Splendid Days Limited is entitled to put the convertible notes to the Group upon a change in control and upon an event of default. The Group has entered into a deed of settlement with the Splendid Days Limited on March 12, 2019 wherein the Group will proceed to dispose of office buildings and use the proceeds to repay both convertible notes and the entrusted bank loan. Annual interest rate on the loan remained at 12% up to settlement date. In September 2019, the Group entered into an agreement with Kapler Pte. Ltd. to sell three subsidiaries, namely The9 Computer, C9I Shanghai and Shanghai Kaie for total consideration of RMB493.0 million (US$70.0 million). These subsidiaries hold land use rights and office buildings located at Zhangjiang, Shanghai. The transaction was completed on February 21, 2020.

On May 29, 2020, the Group entered into a confidential deed of settlement with Splendid Days Limited, according to the settlement, the Group repaid the principal and interest by cash and by granting ordinary shares of RMB315.9 million (US$44.6 million) and RMB53.6 million (US$7.6 million), respectively to repay the outstanding debts including the convertible notes and interest-free loan. The total repayment amount is approximately RMB 369.5 million (US$52.2 million). As of June 30, 2020, the Group has made repayments to Splendid Days Limited on convertible notes with no outstanding balance and the ordinary shares issued for repayment are with lock-up period of six months then convert into unrestricted and freely tradeable ADSs. For the extinguishment of the convertible notes, the intrinsic value of the BCF as of extinguishment date was determined as nil and all the reacquisition price allocated to the convertible notes. The Group has recorded a gain on extinguishment of convertible notes amounting to RMB56.8 million (US$8.0 million).

On February 3, 2020, the Group entered into a convertible promissory note with Ilaid Research and Trading, L.P., for convertible notes of US$ 500,000 with interest at a rate of 6% per annum. The convertible note was subsequently repaid off in October 2020.

19. CONVERTIBLE NOTES

On November 24, 2015, the Group entered into an agreement with Splendid Days Limited for a private placement of secured convertible notes and warrants for gross proceeds of US$40,050,000. The transaction closed on December 11, 2015. Pursuant to the terms of the agreement, the convertible notes shall mature in December 2018, subject to an extension for two years at the discretion of the investor. The convertible notes accrue interest at a rate of 12% per annum and are payable upon maturity of the notes. According to the Schedule 13D filed by Splendid Days Limited on March 5, 2018, Splendid Days Limited’s equity was transferred from Ark Pacific Special Opportunities Fund I, L.P., an entity affiliated with the Group's former president as of the issuance date of these consolidated financial statements to Truth Beauty Limited. The notes are secured by the equity interest of the Group’s subsidiaries (The9 Computer and C9I Shanghai), and the Group’s office buildings with a total net book value of RMB14.1 million as of December 31, 2019. The net book value of office buildings has been classified as assets held-for-sale as of December 31, 2019. Splendid Days Limited is entitled to put the convertible notes to the Group upon a change in control and upon an event of default. The Group has entered into a deed of settlement with the Splendid Days Limited on March 12, 2019 wherein the Group will proceed to dispose of office buildings and use the proceeds to repay both convertible notes and the entrusted bank loan. Annual interest rate on the loan remained at 12% up to settlement date. In September 2019, the Group entered into an agreement with Kapler Pte. Ltd. to sell three subsidiaries, namely The9 Computer, C9I Shanghai and Shanghai Kaie for total consideration of RMB493.0 million (US$70.8 million). These subsidiaries hold land use rights and office buildings located at Zhangjiang, Shanghai. The transaction was subsequently completed on February 21, 2020. As of the issuance date of these consolidated financial statements, the Group has repaid the principal and interest due on the entrusted bank loan and has repaid US$4.8 million to the issuer of convertible notes and is planning to use the consideration received for payment of the remaining outstanding balance of convertible notes amounting to US$55.5 million.

The notes are divided into three tranches and can be converted into a total of 11,695,513 shares of the Group’s ADS at any time as follows:

Convertible Notes	Principal Amount		Conversion Price
Tranche A	US$	22,250,000	US$	2.60
Tranche B	US$	13,350,000	US$	5.20
Tranche C	US$	4,450,000	US$	7.80

The conversion prices are subject to anti-dilution adjustments in the event the Group issues ordinary shares at a price per share lower than the applicable conversion price in effect immediately prior to the issuance. As of December 31, 2019, no adjustments to the conversion prices had occurred.

The Group has determined that there was BCF attributable to the Tranche A convertible loan as the conversion price is lower than market value at the date of issuance of the convertible notes. The value of the BCF is determined to be US$8.1 million, which is equal to the intrinsic value of the conversion feature. The convertible notes are recorded at net carrying value at the date of issuance as follows:

Principal Amount	US$	40,050,000
Less:
Fair value allocated to warrants (Note 21)		8,821,883
Beneficial conversion feature		8,112,556
Issuance cost		3,200,000
Net carrying value	US$	19,915,561

The fair value of warrants, BCF and issuance costs are recorded as debt discount and accreted to interest expense over three years using the effective interest method. The convertible notes should be repaid with principal and interest based on the agreement. As of December 31, 2018 and 2019, the total carrying amount of the convertible notes principal and interest payable is RMB375.3 million and RMB414.1 million (US$59.5million), respectively. Interest expenses recognized on the convertible notes are RMB77.0 million, RMB98.3 million, and RMB33.2 million (US$4.8 million) for the years ended December 31, 2017, 2018 and 2019, respectively.